Mining and Income Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Components of Mining and Income Tax

		UNITED STATES DOLLAR
		2019	2018	2017
9.	MINING AND INCOME TAXATION
	The components of mining and income tax are the following:
	South African taxation
	- non-mining tax	—	—	(1.2)
	- company and capital gains taxation	(2.9)	(1.1)	(1.1)
	- prior year adjustment - current taxation	0.2	0.7	0.2
	- deferred taxation	(0.3)	208.5	12.1
	Foreign taxation
	- current taxation	(184.1)	(127.9)	(199.8)
	- dividend withholding tax	(2.7)	(13.7)	—
	- prior year adjustment - current taxation	(1.1)	(3.7)	(2.8)
	- deferred taxation	15.3	3.1	19.4

	Total mining and income taxation	(175.6)	65.9	(173.2)

	Major items causing the Group’s income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2018: 34.0% and 2017: 34.0%) were:
	Taxation on profit before taxation at maximum South African statutory mining tax rate	(119.1)	139.6	(51.8)
	Rate adjustment to reflect the actual realised company tax rates in South Africa and offshore	17.9	(6.7)	19.2
	Non-deductible share-based payments	(7.0)	(12.8)	(9.1)
	Non-deductible exploration expense	(17.0)	(22.1)	(19.7)
	Deferred tax assets not recognised on impairment and reversal of impairment of investments 1	(3.3)	(12.5)	13.3
	Impairment of South Deep goodwill	—	(24.4)	(94.5)
	Non-deductible interest paid	(29.9)	(25.5)	(24.2)
	Share of results of equity accounted investees, net of taxation	1.1	(4.5)	(0.4)
	Non-taxable gain on acquisition of Asanko	—	17.6	—
	Non-taxable fair value gain on Maverix warrants	1.4	1.3	—
	Non-taxable profit on disposal of Maverix (2018: dilution of Gold Fields’ interest in Maverix)	5.0	1.4	—
	Dividend withholding tax	(2.9)	(15.5)	—
	Net non-deductible expenditure and non-taxable income	(10.5)	(7.6)	(5.3)
	Deferred tax on unremitted earnings at Tarkwa and Cerro Corona (2018: Tarkwa and Cerro Corona and 2017: Tarkwa)	(4.5)	(1.1)	(9.5)
	Deferred taxation movement on Peruvian Nuevo Sol devaluation against US dollar 2	0.1	(1.2)	5.2
	Various Peruvian non-deductible expenses	(6.6)	(7.5)	(5.3)
	Deferred tax assets not recognised at Cerro Corona 3	(3.3)	(14.9)	(12.9)
	Utilisation of tax losses not previously recognised at Damang	—	—	7.1
	Deferred tax assets recognised at Damang (2017: Cerro Corona and Damang) 4	—	6.5	19.8
	Additional capital allowances recognised at South Deep 5	—	69.8	—
	Deferred tax charge on change of tax rate at South Deep	—	(10.9)	—
	Prior year adjustments	(1.0)	(3.0)	(2.6)
	Other	4.0	(0.1)	(2.5)

	Total mining and income taxation	(175.6)	65.9	(173.2)

1	Deferred tax assets not recognised on impairment of investments relate to the impairment of FSE (2017: reversal of impairment of APP). Refer to note 6 for details of impairments.
2	The functional currency of Cerro Corona is US dollar, however, the Peruvian tax base is based on values in Peruvian Nuevo Sol.
3	Deferred tax assets amounting to US$3.3 million (2018: US$14.9 million and 2017: US$12.9 million) were not recognised during the year at Cerro Corona to the extent that there is insufficient future taxable income available. Deferred tax assets were not recognised during the year related to deductible temporary differences on additions to fixed assets in the current financial year that would only reverse after the end of the life-of-mine
(“LoM”) of Cerro Corona. In making this determination, the Group analysed, amongst others, forecasts of future earnings and the nature and timing of future deductions and benefits represented by deferred tax assets.
4	Due to
year-end
assessments, deferred tax assets amounting to US$nil (2018: US$nil and 2017: US$17.3 million) and US$nil (2018: US$6.5 million and 2017: US$2.5 million) were recognised at Cerro Corona and Damang, respectively, to the extent that there is sufficient future taxable income available. During 2017, Cerro Corona completed a pre-feasibility
study extending the
life-of-mine
(“LoM”) from 2023 to 2030. A significant portion of the deductible temporary differences on fixed assets that were scheduled to reverse after the end of the LoM at Cerro Corona will now reverse over the extended LoM, resulting in the recognition of deferred tax assets amounting to US$17.3 million in 2017. At Damang, the LoM indicated that the mine would make taxable profits in the future that would support the write back of a portion of the deferred tax asset amounting to US$nil (2018: US$6.5 million and 2017: US$2.5 million) in 2019. In making this determination, the Group analysed, amongst others, forecasts of future earnings and the nature and timing of future deductions and benefits represented by deferred tax assets.
5	During 2014, the South African Revenue Services (“SARS”) issued a Finalisation of Audit Letter (“the Audit Letter”) stating that SARS had disallowed US$182.2 million of GFIJVH’s gross recognised capital allowance of US$925.5 million. On 30 May 2018, GFIJVH and SARS entered into a confidential settlement agreement (as provided for in the Tax Administration Act) in full and final settlement of this matter. As a result of the settlement GFIJVH recognised an additional US$185.1 million of capital allowances with a tax effect on this amount of US$53.7 million. Refer note 35 on Contingent Liabilities for further details.

Summary of Domestic and Foreign Current Tax Rates

	2019	2018	2017
South Africa - current tax rates
Mining tax 1	Y = 34 - 170/X	Y = 34 - 170/X	Y = 34 - 170/X
Non-mining tax 2	28.0%	28.0%	28.0%

Company tax rate	28.0%	28.0%	28.0%
International operations - current tax rates
Australia	30.0%	30.0%	30.0%
Ghana	32.5%	32.5%	32.5%
Peru	29.5%	29.5%	29.5%

1	South African mining tax on mining income is determined according to a formula which takes into account the profit and revenue from mining operations. South African mining taxable income is determined after the deduction of all mining capital expenditure, with the proviso that this cannot result in an assessed loss. Capital expenditure amounts not deducted are carried forward as unredeemed capital expenditure to be deducted from future mining income. Accounting depreciation is ignored for the purpose of calculating South African mining taxation. The effective mining tax rate for Gold Fields Operations Limited (“GFO”) and GFI Joint Venture Holdings (Proprietary) Limited (“GFIJVH”), owners of the South Deep mine, has been calculated at 29% (2018: 29% and 2017: 30%).
In the formula above, Y is the percentage rate of tax payable and X is the ratio of mining profit, after the deduction of redeemable capital expenditure, to mining revenue expressed as a percentage.

2	Non-mining income of South African mining operations consists primarily of interest income.

Summary of Estimated Available for Set-off Against Future Income Pre Tax
At 31 December 2019, the Group had the following estimated amounts available for set-off
against future income
(pre-tax):

	2019			2018
	Gross unredeemed capital expenditure US$ million	Gross tax losses US$ million	Gross tax losses not recognised US$ million	Gross unredeemed capital expenditure US$ million	Gross tax losses US$ million	Gross tax losses not recognised US$ million
South Africa 1
Gold Fields Operations Limited	681.2	196.2	—	638.0	206.4	—
GFI Joint Venture Holdings (Proprietary) Limited 2	1,062.6	21.7	—	1,003.1	41.0	—
Gold Fields Group Services (Pty) Limited	—	—	—	—	1.3	—

	1,743.8	217.9	—	1,641.1	248.7	—

International operations
Exploration entities 3	—	337.7	337.7	—	430.0	430.0
Abosso Goldfields Limited 4	—	176.7	—	—	80.9	—

	—	514.4	337.7	—	510.9	430.0

1	These deductions are available to be utilised against income generated by the relevant tax entity and do not expire unless the tax entity concerned ceases to operate for a period of longer than one year. Under South African mining tax ring-fencing legislation, each tax entity is treated separately and as such these deductions can only be utilised by the tax entities in which the deductions have been generated. South African tax losses and unredeemed capital expenditure have no expiration date.
2	During 2014, the South African Revenue Services (“SARS”) issued a Finalisation of Audit Letter (“the Audit Letter”) stating that SARS had disallowed US$182.2 million of GFIJVH’s gross recognised capital allowance of US$925.5 million. On 30 May 2018, GFIJVH and SARS entered into a confidential settlement agreement (as provided for in the Tax Administration Act) in full and final settlement of this matter. As a result of the settlement GFIJVH recognised an additional US$185.1 million of capital allowances, previously not recognised, with a tax effect on this amount of US$53.7 million.
3	The total tax losses of US$337.7 million (2018: US$430.0 million) comprise US$8.8 million (2018: US$18.6 million) tax losses that expire between one and two years, US$15.2 million (2018: US$27.6 million) tax losses that expire between two and five years, US$16.5 million (2018: US$20.3 million) tax losses that expire between five and 10 years, US$33.0 million (2018: US$42.3 million) tax losses that expire after 10 years and US$264.2 million (2018: US$320.9 million) tax losses that have no expiry date.
4	Tax losses may be carried forward for 5 years. These losses expire on a first-in-first-out
basis. Tax losses of
US$84.5 million (2018: US$19.0 million) expire in 2 years, tax losses of US$46.2 million (2018: US$2.9 million) expire in 3 years, tax losses of US$46.0 million (2018: US$31.5 million) expire in 4 years and tax losses of US$nil million (2018: US$27.5 million) expire in 5 years.